Offerings	Oct. 30, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Equity Units
Maximum Aggregate Offering Price	$ 373,750,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 32,516.25
Offering Note	This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in H2O America's Registration Statement on Form S-3 (File No. 333-282881) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. Represents an aggregate amount of $373,750,000 of the Equity Units offered hereby (including $48,750,000 of Equity Units issuable upon exercise in full of the underwriters' over-allotment option to purchase up to 975,000 additional Corporate Units) and an aggregate amount of $373,750,000 of the Common Stock for which consideration will be received upon settlement of the Stock Purchase Contracts. Each Equity Unit will initially consist of a Corporate Unit, consisting of (i) a Stock Purchase Contract issued by H2O America and (ii) a 1/20 undivided beneficial ownership interest in $1,000 principal amount of H2O America's 5.300% Remarketable Senior Notes due November 1, 2031.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Fee Rate	0.0087%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% Remarketable Senior Notes due 2031
Fee Rate	0.0087%
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 373,750,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 32,516.25
Offering Note	See Offering Note 1.